TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 15 – TRANSACTIONS AND BALANCES WITH RELATED PARTIES

Transactions with related parties

Expenses:

	Year ended December 31,
	2019	2020	2021
	in USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	1,934	2,391	2,302
Compensation and benefits to directors, including benefit component of equity instrument grants	280	373	300

Key management compensation

Key management includes directors and executive officers. The compensation paid or payable to key management for services during each of the years indicated is presented below.

	Year ended December 31,
	2019	2020	2021
	in USD thousands
Salaries and other short-term employee benefits	1,415	1,656	1,883
Post-employment benefits	115	126	136
Other long-term benefits	31	33	35
Share-based compensation	653	949	548
	2,214	2,764	2,602